AB Sustainable International Thematic Fund, Inc.

Portfolio of Investments

September 30, 2022 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 92.7%
Information Technology – 22.9%
Electronic Equipment, Instruments & Components – 4.1%
Flex Ltd.(a)	405,858	$6,761,594
Halma PLC	533,263	11,994,345
Keyence Corp.	23,300	7,702,060

		26,457,999

IT Services – 4.5%
Accenture PLC - Class A	62,745	16,144,288
Edenred	294,697	13,576,913

		29,721,201

Semiconductors & Semiconductor Equipment – 12.1%
ASML Holding NV	37,261	15,436,452
Infineon Technologies AG	480,190	10,508,494
MediaTek, Inc.	454,000	7,834,411
NXP Semiconductors NV	109,245	16,114,730
STMicroelectronics NV	515,743	16,027,884
Taiwan Semiconductor Manufacturing Co., Ltd.	1,007,000	13,348,180

		79,270,151

Software – 2.2%
Dassault Systemes SE	417,265	14,406,105

		149,855,456

Financials – 22.0%
Banks – 9.8%
Bank Mandiri Persero Tbk PT	24,341,000	14,946,364
Erste Group Bank AG	613,182	13,442,281
HDFC Bank Ltd.	1,126,512	19,526,993
Svenska Handelsbanken AB - Class A	1,948,810	15,997,774

		63,913,412

Capital Markets – 7.3%
Deutsche Boerse AG	87,320	14,314,084
London Stock Exchange Group PLC	182,809	15,438,019
Partners Group Holding AG	22,657	18,234,005

		47,986,108

Insurance – 4.9%
Aflac, Inc.	273,082	15,347,208
AIA Group Ltd.	1,429,600	11,902,717
Prudential PLC	459,434	4,496,772

		31,746,697

		143,646,217

Health Care – 20.3%
Biotechnology – 1.6%
Abcam PLC(a)	705,654	10,536,633

Health Care Equipment & Supplies – 7.2%
Alcon, Inc.	220,416	12,802,960
ConvaTec Group PLC(b)	3,199,546	7,271,199
Koninklijke Philips NV	662,246	10,196,272
STERIS PLC	99,501	16,545,026

		46,815,457

Company	Shares	U.S. $ Value

Health Care Providers & Services – 2.5%
Apollo Hospitals Enterprise Ltd.	301,386	$16,090,599

Life Sciences Tools & Services – 6.4%
Danaher Corp.	64,146	16,568,270
Gerresheimer AG(c)	125,026	6,104,503
ICON PLC(a)	41,570	7,639,735
Tecan Group AG (REG)(a)	34,631	11,879,963

		42,192,471

Pharmaceuticals – 2.6%
Roche Holding AG (Genusschein)	52,730	17,165,343

		132,800,503

Industrials – 7.8%
Commercial Services & Supplies – 2.1%
TOMRA Systems ASA	764,564	13,489,551

Construction & Engineering – 1.7%
WSP Global, Inc.	101,372	11,163,506

Machinery – 3.1%
Husqvarna AB - Class B	1,001,592	5,552,214
SMC Corp.	36,300	14,773,025

		20,325,239

Professional Services – 0.9%
Recruit Holdings Co., Ltd.	205,700	5,925,323

		50,903,619

Consumer Staples – 6.5%
Food Products – 6.5%
Danone SA	245,819	11,623,633
Kerry Group PLC - Class A	146,965	13,099,333
Nestle SA (REG)	161,258	17,441,234

		42,164,200

Materials – 6.4%
Chemicals – 3.0%
Chr Hansen Holding A/S	187,207	9,221,676
Koninklijke DSM NV	94,240	10,723,622

		19,945,298

Containers & Packaging – 3.4%
Huhtamaki Oyj(c)	347,707	11,058,084
Smurfit Kappa Group PLC	388,657	11,115,280

		22,173,364

		42,118,662

Energy – 2.1%
Oil, Gas & Consumable Fuels – 2.1%
Neste Oyj	313,416	13,661,647

Company	Shares			U.S. $ Value

Utilities – 2.1%
Electric Utilities – 2.1%
Orsted AS(b)		170,866		$13,618,152

Consumer Discretionary – 1.5%
Auto Components – 1.5%
Autoliv, Inc.		144,715		9,642,360

Communication Services – 1.1%
Diversified Telecommunication Services – 1.1%
Cellnex Telecom SA(b)		223,750		6,901,925

Total Common Stocks (cost $718,895,417)				605,312,741

SHORT-TERM INVESTMENTS – 9.2%
Investment Companies – 9.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.58%(d) (e) (f) (cost $59,064,661)		59,064,661		59,064,661

	Principal Amount (000)

Time Deposits – 0.1%
BBH, Grand Cayman (0.29)%, 10/03/2022	CHF	65		65,633
0.12%, 10/03/2022	DKK	503		66,353
0.82%, 10/03/2022	SEK	737		66,396
1.16%, 10/03/2022	NOK	701		64,419
1.17%, 10/03/2022	GBP	83		92,751
2.07%, 10/03/2022	CAD	90		65,054
4.50%, 10/03/2022	ZAR	0	*	3
Citibank, London 0.29%, 10/03/2022	EUR	68		66,380
Hong Kong & Shanghai Bank, Hong Kong 0.95%, 10/03/2022	HKD	1,078		137,281
Sumitomo, Tokyo (0.40)%, 10/03/2022	JPY	9,431		65,165

Total Time Deposits (cost $689,435)				689,435

Total Short-Term Investments (cost $59,754,096)				59,754,096

Total Investments – 101.9% (cost $778,649,513)(g)				665,066,837
Other assets less liabilities – (1.9)%				(12,226,877)

Net Assets – 100.0%				$652,839,960

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	6,822	ZAR	112,776	10/13/2022	$(596,298)
Bank of America, NA	CNH	9,810	USD	1,365	10/20/2022	(9,433)
Bank of America, NA	USD	3,431	CNH	23,806	10/20/2022	(95,376)
Bank of America, NA	TWD	33,569	USD	1,080	10/21/2022	25,388
Bank of America, NA	CAD	3,479	USD	2,644	10/27/2022	125,805
Bank of America, NA	KRW	2,188,031	USD	1,638	10/27/2022	118,614
Bank of America, NA	KRW	1,659,037	USD	1,151	10/27/2022	(951)
Bank of America, NA	USD	4,056	CAD	5,218	10/27/2022	(278,670)
Bank of America, NA	USD	1,620	KRW	2,125,182	10/27/2022	(144,626)
Bank of America, NA	USD	4,164	MXN	85,770	11/18/2022	58,579
Bank of America, NA	SEK	37,945	USD	3,502	12/01/2022	72,037
Bank of America, NA	JPY	574,090	USD	4,046	12/02/2022	54,890
Bank of America, NA	USD	3,208	CHF	3,111	12/07/2022	(34,402)
Bank of America, NA	EUR	77,633	USD	74,994	12/08/2022	(1,460,433)
Barclays Bank PLC	BRL	5,882	USD	1,134	10/04/2022	43,468
Barclays Bank PLC	USD	1,088	BRL	5,882	10/04/2022	2,471
Barclays Bank PLC	USD	5,355	SGD	7,499	12/07/2022	(129,215)
BNP Paribas SA	CNH	54,955	USD	7,989	10/20/2022	290,009
BNP Paribas SA	USD	6,948	CNH	47,442	10/20/2022	(300,865)
BNP Paribas SA	USD	2,132	AUD	3,079	10/20/2022	(162,357)
BNP Paribas SA	GBP	1,486	USD	1,711	11/17/2022	50,874
BNP Paribas SA	NOK	77,858	USD	7,560	12/01/2022	401,243
Brown Brothers Harriman & Co.	USD	7,303	CNH	49,243	10/20/2022	(404,186)
Brown Brothers Harriman & Co.	CAD	5,407	USD	4,020	10/27/2022	105,649
Brown Brothers Harriman & Co.	GBP	1,391	USD	1,500	11/17/2022	(54,412)
Brown Brothers Harriman & Co.	SEK	18,419	USD	1,632	12/01/2022	(32,902)
Brown Brothers Harriman & Co.	JPY	346,493	USD	2,412	12/02/2022	2,767
Brown Brothers Harriman & Co.	CHF	1,489	USD	1,514	12/07/2022	(4,758)
Citibank, NA	USD	2,774	ILS	9,508	10/19/2022	(104,419)
Citibank, NA	USD	61,141	CNH	412,287	10/20/2022	(3,378,788)
Citibank, NA	USD	44,459	CAD	57,335	10/27/2022	(2,955,384)
Citibank, NA	USD	22,604	KRW	29,661,299	10/27/2022	(2,006,140)
Deutsche Bank AG	GBP	2,098	USD	2,415	11/17/2022	70,822
Goldman Sachs Bank USA	BRL	56,462	USD	10,491	10/04/2022	24,018
Goldman Sachs Bank USA	USD	10,443	BRL	56,462	10/04/2022	23,715
Goldman Sachs Bank USA	USD	1,546	AUD	2,179	10/20/2022	(151,888)
Goldman Sachs Bank USA	TWD	34,938	USD	1,174	10/21/2022	76,517
Goldman Sachs Bank USA	USD	10,418	BRL	56,462	11/03/2022	(28,752)
Goldman Sachs Bank USA	GBP	1,962	USD	2,235	11/17/2022	42,540
Goldman Sachs Bank USA	USD	2,495	JPY	358,261	12/02/2022	(4,405)
Goldman Sachs Bank USA	INR	402,640	USD	4,948	12/21/2022	49,955
Morgan Stanley Capital Services LLC	BRL	62,344	USD	11,531	10/04/2022	(26,186)
Morgan Stanley Capital Services LLC	USD	12,303	BRL	62,344	10/04/2022	(746,164)
Morgan Stanley Capital Services LLC	AUD	1,944	USD	1,279	10/20/2022	35,775
Morgan Stanley Capital Services LLC	CNH	19,883	USD	2,805	10/20/2022	19,684
Morgan Stanley Capital Services LLC	USD	1,506	TWD	46,160	10/21/2022	(55,345)
Morgan Stanley Capital Services LLC	KRW	1,587,992	USD	1,141	10/27/2022	38,427
Morgan Stanley Capital Services LLC	USD	2,373	CAD	3,103	10/27/2022	(126,479)
Morgan Stanley Capital Services LLC	EUR	4,400	USD	4,228	11/09/2022	(95,273)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services LLC	USD	3,575	EUR	3,639	11/09/2022	$688
Morgan Stanley Capital Services LLC	JPY	487,684	USD	3,425	12/02/2022	34,777
Morgan Stanley Capital Services LLC	USD	1,500	JPY	210,495	12/02/2022	(36,316)
Morgan Stanley Capital Services LLC	CHF	1,919	USD	2,014	12/07/2022	57,078
Royal Bank of Scotland PLC	CAD	1,841	USD	1,422	10/27/2022	88,899
Royal Bank of Scotland PLC	USD	1,717	CAD	2,209	10/27/2022	(118,086)
Royal Bank of Scotland PLC	USD	13,373	GBP	11,253	11/17/2022	(799,426)
Royal Bank of Scotland PLC	JPY	477,226	USD	3,336	12/02/2022	17,735
Standard Chartered Bank	TWD	223,167	USD	7,466	10/21/2022	455,132
Standard Chartered Bank	USD	13,342	TWD	396,866	10/21/2022	(873,442)
State Street Bank & Trust Co.	CNH	18,269	USD	2,617	10/20/2022	57,628
State Street Bank & Trust Co.	USD	4,455	JPY	638,270	12/02/2022	(17,757)
UBS AG	AUD	1,782	USD	1,212	10/20/2022	71,529
UBS AG	USD	33,446	AUD	48,415	10/20/2022	(2,471,611)
UBS AG	USD	1,701	KRW	2,237,188	10/27/2022	(147,252)
UBS AG	USD	69,658	JPY	9,860,742	12/02/2022	(1,101,930)
UBS AG	CHF	33,674	USD	34,443	12/07/2022	95,945
UBS AG	USD	1,959	CHF	1,878	12/07/2022	(43,442)

						$(16,384,711)

*	Principal amount less than 500.
(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At September 30, 2022, the aggregate market value of these securities amounted to $27,791,276 or 4.3% of net assets.

(c)	Represents entire or partial securities out on loan.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)

As of September 30, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $30,369,609 and gross unrealized depreciation of investments was $(160,336,996), resulting in net unrealized depreciation of $(129,967,387).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CNH – Chinese Yuan Renminbi (Offshore)

DKK – Danish Krone

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

ILS – Israeli Shekel

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

NOK – Norwegian Krone

SEK – Swedish Krona

SGD – Singapore Dollar

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

REG – Registered Shares

COUNTRY BREAKDOWN1

September 30, 2022 (unaudited)

15.7%	United States
9.1%	Switzerland
8.4%	France
7.5%	United Kingdom
5.5%	Netherlands
5.4%	India
4.8%	Ireland
4.7%	Sweden
4.6%	Germany
4.3%	Japan
3.7%	Finland
3.4%	Denmark
3.2%	Taiwan
10.7%	Other
9.0%	Short-Term Investments

100.0%	Total Investments

[1]

All data are as of September 30, 2022. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 2.2% or less in the following: Austria, Canada, Hong Kong, Indonesia, Norway and Spain.

AB Sustainable International Thematic Fund

September 30, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2022:

Investments in Securities	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Information Technology	$39,020,612	$110,834,844		$-0-	$149,855,456
Financials	15,347,208	128,299,009		-0-	143,646,217
Health Care	40,753,031	92,047,472		-0-	132,800,503
Industrials	11,163,506	39,740,113		-0-	50,903,619
Consumer Staples	-0-	42,164,200		-0-	42,164,200
Materials	-0-	42,118,662		-0-	42,118,662
Energy	-0-	13,661,647		-0-	13,661,647
Utilities	-0-	13,618,152		-0-	13,618,152
Consumer Discretionary	9,642,360	-0-		-0-	9,642,360
Communication Services	-0-	6,901,925		-0-	6,901,925
Short-Term Investments:
Investment Companies	59,064,661	-0-		-0-	59,064,661
Time Deposits	-0-	689,435		-0-	689,435

Total Investments in Securities	174,991,378	490,075,459	†	-0-	665,066,837
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	-0-	2,612,658		-0-	2,612,658
Liabilities
Forward Currency Exchange Contracts	-0-	(18,997,369)		-0-	(18,997,369)

Total	$174,991,378	$473,690,748		$-0-	$648,682,126

†

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended September 30, 2022 is as follows:

Fund	Market Value 6/30/22 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/22 (000)	Dividend Income (000)
Government Money Market Portfolio	$44,903	$64,366	$50,204	$59,065	$235